Item 1. Report to Shareholders

T. Rowe Price Japan Fund
--------------------------------------------------------------------------------
April 30, 2004

Certified Semiannual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price Japan Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

Financial Highlights            For a share outstanding throughout each period
--------------------------------------------------------------------------------
                    6 Months      Year
                       Ended     Ended
                     4/30/04  10/31/03  10/31/02  10/31/01  10/31/00  10/31/99
NET ASSET VALUE

Beginning of
period               $  7.12   $  5.06   $  6.58   $ 11.59   $ 13.62   $  6.72

Investment
activities
  Net investment
  income (loss)            -     (0.02)    (0.04)    (0.04)    (0.06)    (0.02)

  Net realized
  and unrealized
  gain (loss)           1.13      2.08     (1.48)    (3.77)    (1.92)     6.92

  Total from
  investment
  activities            1.13      2.06     (1.52)    (3.81)    (1.98)     6.90

Distributions
  Net realized
  gain                     -         -         -     (1.20)    (0.05)         -

NET ASSET VALUE

End of period        $  8.25   $  7.12   $  5.06   $  6.58   $ 11.59   $ 13.62
                     ---------------------------------------------------------
Ratios/Supplemental
Data

Total return^           15.87%   40.71%   (23.10)%  (36.45)%  (14.61)%  102.68%

Ratio of total
expenses to average
net assets               1.24%!   1.38%      1.35%     1.25%     1.09%    1.14%

Ratio of net
investment income
(loss) to average
net assets             (0.06)%! (0.43)%    (0.60)%   (0.43)%   (0.38)%  (0.27)%

Portfolio turnover
rate                    227.9%!  254.7%     104.2%     45.8%     59.5%    58.8%

Net assets,
end of period
(in thousands)       $214,719 $170,707   $101,879  $146,406  $309,686 $513,739

   ^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

   ! Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Japan Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                         April 30, 2004

Portfolio of Investments (ss.) ++                          Shares        Value
--------------------------------------------------------------------------------
(Cost and value in $ 000s)

JAPAN   92.0%

Common Stocks   92.0%

Consumer Discretionary   27.9%

D&M Holdings*                                             561,000        2,048

Daiichikosho*                                              39,300        1,168

Daimaru                                                   242,000        2,103

Doshisha                                                   51,400        2,075

Fast Retailing                                             30,600        2,373

Funai Electric                                             21,400        3,164

Honeys*                                                    17,500        1,379

Mars Engineering                                           35,100        2,159

Nissan Motor                                              455,400        5,038

Nissan Shatai                                             248,000        1,652

Nissen                                                     81,400        1,755

Nitori                                                     42,000        2,703

NOK                                                        84,000        3,229

Paltac                                                     76,200        1,692

Point                                                      25,400          847

Round One                                                   1,354        2,637

Sammy                                                      48,300        2,033

Sanei-International                                        10,700          540

Sekisui Chemical                                          169,000        1,192

Sharp                                                     107,000        1,918

Takamatsu                                                  40,600        1,203

Tamron                                                     41,000        2,073

Tohokushinsha Film                                         40,200        1,261

Toyota Motor                                              194,500        7,001

U's BMB Entertainment                                     251,000        1,177

USS                                                        40,840        3,439

Yamaha Motor                                              137,000        1,948

Total Consumer Discretionary                                            59,807

Consumer Staples   4.0%

AEON                                                       70,000        3,045

Asahi Breweries                                           191,600        2,147

Nissin Food Products                                       87,500        2,184

Valor                                                      43,700        1,271

Total Consumer Staples                                                   8,647

Financial   13.5%

Arnest One*                                                38,100        1,194

Century Leasing System                                    138,600        1,894

Daiwa Securities                                          313,000        2,329

Diamond Lease                                              49,200        1,970

First Juken*                                               26,600          709

Leopalace21                                               203,000        3,401

Mitsubishi Tokyo Financial                                    473        4,176

Privee Zurich Turnaround*                                 432,000        1,331

Sumisho Auto Leasing                                       24,300          845

Sumitomo Mitsui Financial                                     620        4,653

Sumitomo Trust & Banking                                  370,000        2,208

T&D Holdings*                                              62,850        2,506

UFJ Holdings                                                  303        1,856

Total Financial                                                         29,072

Health Care   3.7%

Hisamitsu Pharmaceutical                                  123,000        2,056

Nichi-iko Pharmaceutuical                                  76,000          676

Olympus Optical                                           115,000        2,212

Yamanouchi Pharmaceutical                                  91,500        3,036

Total Health Care                                                        7,980

Industrials & Business Services   12.8%

Aica Kogyo                                                145,000        1,573

Central Glass                                             256,000        1,886

Daiken                                                     34,000          153

Daikin Industries                                          94,000        2,190

Mitsubishi                                                152,000        1,442

Mitsubishi Electric                                       419,000        2,099

Mitsui                                                    315,000        2,582

Nippon Kanzai                                             112,500        1,983

OSG                                                       215,000        2,703

PAL                                                        23,800        1,249

Ryobi                                                     524,000        2,094

Secom                                                      62,500        2,658

THK                                                       104,900        2,018

Tomen Electronics                                          21,500        1,163

Toyota Tsusho                                             183,000        1,787

Total Industrials & Business Services                                   27,580

Information Technology   13.2%

Canon                                                     200,000       10,418

Citizen Watch                                             229,000        2,300

Hoya                                                       32,100        3,453

Keyence                                                     9,600        2,291

Konica Minolta Holdings                                   242,500        3,329

Kuroda Electric                                            30,000        1,322

NEC                                                       399,000        3,101

Nidec                                                      20,200        2,168

Total Information Technology                                            28,382

Materials   10.9%

Air Water                                                 408,000        2,570

Arisawa Manufacturing*                                     45,280        2,087

Asahi Kasei                                               461,000        2,505

C. Uyemura                                                 32,000        1,109

JSR                                                       164,800        3,454

Kanto Denka Kogyo                                         439,000        2,448

Lintec                                                    107,000        1,596

Mitsui Mining & Smelting                                  782,000        3,272

Nitto Denko                                                22,400        1,234

Tokyo Steel Manufacturing                                 179,400        3,023

Total Materials                                                         23,298

Telecommunication Services   5.0%

KDDI                                                          509        3,036

Nippon Telegraph & Telephone                                  436        2,285

NTT DoCoMo                                                  1,433        2,821

Okinawa Cellular Telephone                                    259        2,618

Total Telecommunication Services                                        10,760

Utilities   1.0%

Toho Gas                                                  614,000        2,028

Total Utilities                                                          2,028

Total Japan (Cost $173,644)                                            197,554

SHORT-TERM INVESTMENTS   6.9%

Money Market Funds   6.9%

T. Rowe Price Reserve Investment Fund, 1.09% #         14,833,879       14,834

Total Short-Term Investments (Cost $14,834)                             14,834

SECURITIES LENDING COLLATERAL   10.5%

Money Market Pooled Account   10.5%

Investment in money market pooled account managed by
JP Morgan Chase Bank, London, 1.06% #                  22,563,643       22,564

Total Securities Lending Collateral (Cost $22,564)                      22,564

Total Investments in Securities

109.4% of Net Assets (Cost $211,042)                                  $234,952
                                                                      --------


     (ss.) Denominated in currency of country of incorporation unless otherwise noted

        ++ At April 30, 2004, a substantial number of the fund's international securities were valued by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. See Note 1.

         #  Seven-day yield

         *  Non-income producing

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Japan Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                         April 30, 2004

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
(Amounts in $ 000s except shares and per share amounts)

Assets

Investments in securities, at value (cost $211,042)                 $  234,952

Other assets                                                             8,191

Total assets                                                           243,143

Liabilities

Obligation to return securities lending collateral                      22,564

Other liabilities                                                        5,860

Total liabilities                                                       28,424

NET ASSETS                                                          $  214,719
                                                                    ----------

Net Assets Consist of:

Undistributed net investment income (loss)                          $      (50)

Undistributed net realized gain (loss)                                 (49,951)

Net unrealized gain (loss)                                              23,872

Paid-in-capital applicable to 26,031,648 shares of
$0.01 par value capital stock outstanding;
2,000,000,000 shares of the Corporation authorized                     240,848

NET ASSETS                                                          $  214,719
                                                                    ----------

NET ASSET VALUE PER SHARE                                           $     8.25
                                                                    ----------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Japan Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

Statement of Operations
--------------------------------------------------------------------------------
($ 000s)
                                                                      6 Months
                                                                         Ended
                                                                       4/30/04
Investment Income (Loss)

Income
  Dividend (net of foreign taxes of $68)                            $      932

  Securities lending                                                        77

  Total income                                                           1,009

Expenses
  Investment management                                                    695

  Shareholder servicing                                                    232

  Custody and accounting                                                    76

  Prospectus and shareholder reports                                        22

  Registration                                                              17

  Legal and audit                                                           11

  Directors                                                                  3

  Miscellaneous                                                              3

  Total expenses                                                         1,059

Net investment income (loss)                                               (50)

Realized and Unrealized Gain (Loss)

Net realized gain (loss)
  Securities                                                            32,540

  Foreign currency transactions                                             30

  Net realized gain (loss)                                              32,570

Change in net unrealized gain (loss)
  Securities                                                            (8,538)

  Other assets and liabilities
  denominated in foreign currencies                                        (18)

  Change in net unrealized gain (loss)                                  (8,556)

Net realized and unrealized gain (loss)                                 24,014

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                              $   23,964
                                                                    ----------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Japan Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
($ 000s)
                                                           6 Months       Year
                                                              Ended      Ended
                                                            4/30/04   10/31/03
Increase (Decrease) in Net Assets

Operations
  Net investment income (loss)                            $     (50) $    (485)

  Net realized gain (loss)                                   32,570         87

  Change in net unrealized gain (loss)                       (8,556)    45,350

  Increase (decrease) in net assets from operations          23,964     44,952

Capital share transactions *
  Shares sold                                                82,795    222,393

  Shares redeemed                                           (62,747)  (198,517)

  Increase (decrease) in net assets from capital
  share transactions                                         20,048     23,876

Net Assets

Increase (decrease) during period                            44,012     68,828

Beginning of period                                         170,707    101,879

End of period                                             $ 214,719  $ 170,707
                                                          --------------------

(Including undistributed net investment income (loss) of ($50) at 4/30/04 and $0 at 10/31/03)

*Share information
  Shares sold                                                10,760     42,164

  Shares redeemed                                            (8,700)   (38,332)

  Increase (decrease) in shares outstanding                   2,060      3,832

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Japan Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

Notes to Financial Statements
--------------------------------------------------------------------------------
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Japan Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation and commenced operations on December 30, 1991. The fund seeks long-term growth of capital through investments in the common stocks of companies located (or with primary operations) in Japan.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that both the NYSE and the Tokyo Stock Exchange are open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation

Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid on an annual basis. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. At April 30, 2004, the value of loaned securities was $21,247,000; aggregate collateral consisted of $22,564,000 in the money market pooled account.

Other
Purchases and sales of portfolio securities, other than short-term securities, aggregated $201,982,000 and $187,396,000, respectively, for the six months ended April 30, 2004.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of April 30, 2004.

The fund intends to retain realized gains to the extent of available capital loss carryforwards. As of October 31, 2003, the fund had $82,521,000 of unused capital loss carryforwards, of which $34,916,000 expire in 2009, $47,099,000 expire in 2010, and $506,000 that expire in 2011.

At April 30, 2004, the cost of investments for federal income tax purposes was $211,042,000. Net unrealized gain aggregated $23,872,000 at period-end, of which $26,997,000 related to appreciated investments and $3,125,000 related to depreciated investments.

NOTE 4 - FOREIGN TAXES

The fund is subject to foreign income taxes imposed by certain countries in which it invests. Foreign income taxes are accrued by the fund as a reduction of income.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price International, Inc. (the manager), a wholly owned subsidiary of T. Rowe Price Associates, Inc. (Price Associates), which is wholly owned by T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.50% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its average daily net assets to those of the group. At April 30, 2004, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $141,000.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent.
T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Expenses incurred pursuant to these service agreements totaled $196,000 for the six months ended April 30, 2004, of which $44,000 was payable at period-end.

The fund is also one of several mutual funds sponsored by Price Associates (underlying Price funds) in which the T. Rowe Price Spectrum Funds (Spectrum Funds) may invest. The Spectrum Funds do not invest in the underlying Price funds for the purpose of exercising management or control. Pursuant to a special servicing agreement, expenses associated with the operation of the Spectrum Funds are borne by each underlying Price fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by the Spectrum Funds. Expenses allocated under this agreement are reflected as shareholder servicing expense in the accompanying financial statements. For the six months ended April 30, 2004, the fund was allocated $10,000 of Spectrum Funds' expenses, of which $6,000 related to services provided by Price and $4,000 was payable at period-end. At April 30, 2004, approximately 3.1% of the outstanding shares of the fund were held by the Spectrum Funds.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the six months ended April 30, 2004, dividend income from the Reserve Funds totaled $50,000.

T. Rowe Price Japan Fund
--------------------------------------------------------------------------------
Certified Semiannual Report

Information on Proxy Voting
--------------------------------------------------------------------------------

A description of the policies and procedures that the T. Rowe Price Japan Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.


Item 2.  Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant's annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant's most recent fiscal half-year.

Item 3.  Audit Committee Financial Expert.

Disclosure required in registrant's annual Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Disclosure required in registrant's annual Form N-CSR.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant's annual Form N-CSR.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.



By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     June 15, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     June 15, 2004


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     June 15, 2004